Exchange rates in US$ - Summary of principal exchange rate used in preparation of financial statements (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.28	1.28	1.34
Year-end exchange rate per U.S.$ (in dollars per share)	1.36	1.31	1.27
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.69	0.70	0.75
Year-end exchange rate per U.S.$ (in dollars per share)	0.77	0.70	0.70
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.75	0.75	0.77
Year-end exchange rate per U.S.$ (in dollars per share)	0.78	0.77	0.73
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	1.14	1.12	1.18
Year-end exchange rate per U.S.$ (in dollars per share)	1.23	1.12	1.14
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$ (in dollars per share)	0.061	0.069	0.076
Year-end exchange rate per U.S.$ (in dollars per share)	0.068	0.071	0.069